GuideMark® Small/Mid Cap Core Fund
Schedule of Investments (Unaudited)
June 30, 2023

Number of Shares		Value
	COMMON STOCKS - 92.08%
	Aerospace & Defense - 0.98%
1,220	AAR Corp. (a)	$70,467
653	Aerojet Rocketdyne Holdings, Inc. (a)	35,830
938	Axon Enterprise, Inc. (a)	183,022
326	BWX Technologies, Inc.	23,332
567	Curtiss-Wright Corp.	104,135
684	Ducommun, Inc. (a)	29,802
647	Hexcel Corp. (b)	49,185
485	Huntington Ingalls Industries, Inc.	110,386
660	Moog, Inc. - Class A	71,564
1,112	Parsons Corp. (a)	53,532
2,897	Textron, Inc.	195,924
1,164	V2X, Inc. (a)	57,688
		984,867
	Air Freight & Logistics - 0.35%
636	Forward Air Corp.	67,486
1,186	GXO Logistics, Inc. (a)	74,505
850	Hub Group, Inc. - Class A (a)	68,272
8,035	Radiant Logistics, Inc. (a)	53,995
1,527	XPO Logistics, Inc. (a)(b)	90,093
		354,351
	Airlines - 0.23%
1,405	Alaska Air Group, Inc. (a)	74,718
3,261	American Airlines Group, Inc. (a)	58,502
2,954	JetBlue Airways Corp. (a)	26,173
3,835	Joby Aviation, Inc. (a)	39,347
750	SkyWest, Inc. (a)	30,540
		229,280
	Auto Components - 0.85%
1,357	Adient PLC - ADR (a)	52,000
3,589	American Axle & Manufacturing Holdings, Inc. (a)	29,681
2,858	BorgWarner, Inc.	139,785
807	Dana, Inc.	13,719
404	Dorman Products, Inc. (a)	31,847
381	Fox Factory Holding Corp. (a)(b)	41,342
2,920	Gentex Corp.	85,439
4,193	Goodyear Tire & Rubber Co. (a)(b)	57,360
506	LCI Industries (b)	63,938
513	Lear Corp.	73,641
2,834	Modine Manufacturing Co. (a)	93,579
894	Standard Motor Products, Inc.	33,543
1,319	Stoneridge, Inc. (a)	24,863
147	Visteon Corp. (a)	21,111
1,020	XPEL, Inc. (a)(b)	85,905
		847,753
	Automobiles - 0.19%
1,852	Harley-Davidson, Inc. (b)	65,209
722	Thor Industries, Inc. (b)	74,727
674	Winnebago Industries, Inc. (b)	44,949
		184,885
	Banks - 4.26%
624	Amerant Bancorp, Inc.	10,727
1,128	Ameris Bancorp (b)	38,589
2,420	Associated Banc-Corp. (b)	39,277
478	Atlantic Union Bankshares Corp.	12,404
195	BancFirst Corp. (b)	17,940
2,010	Banco Latinoamericano de Comercio Exterior SA - Class E - ADR	44,341
3,049	Bancorp, Inc. (a)	99,550
590	Bank of Hawaii Corp. (b)	24,326
1,563	Bank OZK (b)	62,770
1,297	BankUnited, Inc. (b)	27,950
1,138	Blue Ridge Bankshares Inc.	10,071
429	BOK Financial Corp. (b)	34,655
993	Business First Bancshares, Inc.	14,964
943	Byline Bancorp, Inc.	17,059
2,799	Cadence Bank	54,972
481	Camden National Corp.	14,897
1,993	Capital Bancorp, Inc.	36,073
1,275	Cathay General Bancorp	41,042
815	Central Pacific Financial Corp.	12,804
340	City Holding Co.	30,597
933	Civista Bancshares, Inc.	16,234
1,331	CNB Financial Corp.	23,492
1,036	Coastal Financial Corp. (a)	39,005
2,289	Columbia Banking System, Inc.	46,421
2,369	Comerica, Inc.	100,351
1,459	Commerce Bancshares, Inc. (b)	71,053
304	Community Bank Systems, Inc.	14,251
1,094	ConnectOne Bancorp, Inc.	18,149
500	Cullen Frost Bankers, Inc. (b)	53,765
2,096	Customers Bancorp, Inc. (a)	63,425
1,254	CVB Financial Corp. (b)	16,653
988	Dime Community Bancshares, Inc.	17,418
579	Eagle Bancorp, Inc.	12,252
2,505	East West Bancorp, Inc.	132,239
417	Enterprise Bancorp, Inc.	12,068
1,168	Enterprise Financial Services Corp.	45,669
1,035	Equity Bancshares, Inc. - Class A	23,577
4,067	F.N.B. Corp. (b)	46,526
1,462	Financial Institutions, Inc.	23,012
462	First Bancorp (North Carolina)	13,744
5,140	First BanCorp (Puerto Rico) - ADR	62,811
2,391	First Bank (b)	24,819
1,247	First Busey Corp.	25,065
195	First Citizens BancShares, Inc. - Class A (b)	250,273
2,384	First Commonwealth Financial Corp.	30,158
676	First Community Bancshares, Inc.	20,097
1,512	First Financial Bancorp. (b)	30,905
1,365	First Financial Bankshares, Inc. (b)	38,889
792	First Financial Corp.	25,716
1,585	First Hawaiian, Inc. (b)	28,546
7,822	First Horizon National Corp.	88,154
450	First Interstate BancSystem, Inc. - Class A (b)	10,728
3,010	Fulton Financial Corp. (b)	35,879
571	German American Bancorp, Inc.	15,520
1,277	Glacier Bancorp, Inc. (b)	39,804
1,511	Hancock Whitney Corp. (b)	57,992
2,112	Hanmi Financial Corp.	31,532
1,650	HBT Financial, Inc.	30,426
682	Heartland Financial U.S.A., Inc.	19,007
1,176	Hilltop Holdings, Inc.	36,997
932	Home BancShares, Inc. (b)	21,250
1,149	HomeTrust Bancshares, Inc.	24,003
3,219	Hope Bancorp, Inc.	27,104
383	Independent Bank Corp.	17,047
1,337	Independent Bank Corp.	22,675
668	International Bancshares Corp.	29,526
1,757	Kearny Financial Corp. (b)	12,387
573	Lakeland Financial Corp. (b)	27,802
876	Live Oak Bancshares, Inc.	23,048
2,399	Luther Burbank Corp.	21,399
1,080	Mercantile Bank Corp.	29,830
1,438	Metrocity Bankshares, Inc.	25,726
348	Metropolitan Bank Holding Corp. (a)	12,086
822	Mid Penn Bancorp, Inc.	18,150
1,269	Midland States Bancorp, Inc.	25,266
488	MidWestOne Financial Group, Inc.	10,429
727	NBT Bancorp, Inc. (b)	23,155
1,158	Oak Valley Bancorp	29,170
1,437	OFG Bancorp - ADR	37,477
2,825	Old National Bancorp (b)	39,380
1,813	Old Second Bancorp, Inc.	23,678
716	Origin Bancorp, Inc.	20,979
709	Orrstown Financial Services, Inc.	13,577
963	Pacific Premier Bancorp, Inc.	19,915
229	Park National Corp.	23,431
671	Peapack Gladstone Financial Corp.	18,171
874	Pinnacle Financial Partners, Inc.	49,512
546	Plumas Bancorp	19,487
1,178	Popular, Inc. - ADR	71,293
551	Preferred Bank (b)	30,299
738	Premier Financial Corp.	11,823
756	Prosperity Bancshares, Inc. (b)	42,699
586	QCR Holdings, Inc.	24,044
1,313	RBB Bancorp	15,677
435	Republic Bancorp, Inc. - Class A	18,487
1,011	S&T Bancorp, Inc. (b)	27,489
695	Sandy Spring Bancorp, Inc. (b)	15,763
985	ServisFirst Bancshares, Inc. (b)	40,306
1,182	Simmons First National Corp. - Class A	20,389
865	SmartFinancial, Inc.	18,606
1,398	South Plains Financial, Inc.	31,469
1,043	South State Corp. (b)	68,629
424	Southern First Bancshares, Inc. (a)	10,494
547	Southside Bancshares, Inc.	14,309
549	Stock Yards Bancorp, Inc.	24,908
1,277	Summit Financial Group, Inc.	26,383
2,558	Synovus Financial Corp.	77,379
675	Texas Capital Bancshares, Inc. (a)	34,762
1,000	The Bank of N.T. Butterfield & Son, Ltd. - ADR	27,360
1,049	TowneBank	24,379
500	Triumph Bancorp, Inc. (a)	30,360
507	Trustmark Corp.	10,708
669	UMB Financial Corp.	40,742
1,208	United Bankshares, Inc. (b)	35,841
2,294	United Community Banks, Inc. (b)	57,327
643	Univest Corp. of Pennsylvania	11,625
5,260	Valley National Bancorp (b)	40,765
909	Veritex Holdings, Inc.	16,298
527	Washington Trust Bancorp, Inc.	14,129
1,620	Webster Financial Corp.	61,155
980	WesBanco, Inc.	25,098
1,329	West Bancorporation, Inc.	24,467
452	WestAmerica Bancorporation	17,312
1,946	Western Alliance Bancorp (b)	70,971
851	Wintrust Financial Corp. (b)	61,800
2,824	Zions Bancorporation (b)	75,853
		4,274,688
	Beverages - 0.43%
171	Boston Beer Co., Inc. - Class A (a)(b)	52,743
690	Celsius Holdings, Inc. (a)	102,941
252	Coca-Cola Consolidated, Inc.	160,277
1,321	National Beverage Corp. (a)	63,871
3,800	Primo Water Corp. - ADR	47,652
		427,484
	Biotechnology - 2.82%
1,008	89bio, Inc. (a)	19,102
3,712	ACADIA Pharmaceuticals, Inc. (a)	88,902
4,854	Achillion Pharmaceuticals, Inc. (a)(c)(e)(f)	2,233
1,181	Aduro Biotech, Inc. (a)(c)(e)(f)	–
4,144	Alkermes PLC - ADR (a)	129,707
1,560	Amicus Therapeutics, Inc. (a)	19,594
666	Apellis Pharmaceuticals, Inc. (a)	60,673
2,028	Arcturus Therapeutics Holdings, Inc. (a)	58,163
1,689	Arcus Biosciences, Inc. (a)	34,304
3,357	CareDx, Inc. (a)	28,534
10,835	Catalyst Pharmaceuticals, Inc. (a)	145,622
8,285	Dynavax Technologies Corp. (a)(b)	107,042
4,530	Eagle Pharmaceuticals, Inc. (a)	88,063
3,690	Emergent BioSolutions, Inc. (a)	27,122
4,304	Entrada Therapeutics, Inc. (a)	65,163
1,576	Exact Sciences Corp. (a)(b)	147,986
8,793	Exelixis, Inc. (a)	168,034
1,156	Halozyme Therapeutics, Inc. (a)	41,697
1,536	ImmunoGen, Inc. (a)	28,984
1,006	Immunovant, Inc. (a)	19,084
749	Ionis Pharmaceuticals, Inc. (a)(b)	30,731
6,114	Ironwood Pharmaceuticals, Inc. - Class A (a)(b)	65,053
179	Karuna Therapeutics, Inc. (a)(b)	38,816
7,593	Karyopharm Therapeutics, Inc. (a)	13,591
167	Krystal Biotech, Inc. (a)	19,606
754	Ligand Pharmaceuticals, Inc. - Class B (a)	54,363
7,439	MannKind Corp. (a)	30,277
12,644	MiMedx Group, Inc. (a)	83,577
334	Morphic Holding, Inc. (a)	19,148
1,419	Myriad Genetics, Inc. (a)	32,892
588	Natera, Inc. (a)	28,612
713	Neurocrine Biosciences, Inc. (a)	67,236
6,566	OPKO Health, Inc. (a)	14,248
40,126	Organogenesis Holdings, Inc. (a)	133,218
674	Protagonist Therapeutics, Inc. (a)	18,616
1,277	PTC Therapeutics, Inc. (a)	51,936
6,802	Radius Health, Inc. (a)(c)(e)(f)	544
271	Repligen Corp. (a)(b)	38,336
2,110	Roivant Sciences Ltd. - ADR (a)	21,269
404	Sage Therapeutics, Inc. (a)	18,996
508	Sarepta Therapeutics, Inc. (a)(b)	58,176
1,271	TG Therapeutics, Inc. (a)(b)	31,572
976	United Therapeutics Corp. (a)	215,452
2,634	UroGen Pharma Ltd. - ADR (a)	27,262
11,859	Vanda Pharmaceuticals, Inc. (a)	78,151
588	Vaxcyte, Inc. (a)	29,365
2,767	Vericel Corp. (a)(b)	103,956
1,068	Viking Therapeutics, Inc. (a)	17,312
4,880	Vir Biotechnology, Inc. (a)	119,706
5,399	Voyager Therapeutics, Inc. (a)	61,819
2,887	Y-mAbs Therapeutics, Inc. (a)	19,603
		2,823,448
	Building Products - 2.69%
2,043	A. O. Smith Corp. - Class A	148,690
605	AAON, Inc. (b)	57,360
1,137	Advanced Drainage Systems, Inc. (b)	129,368
1,101	Allegion PLC - ADR	132,142
936	American Woodmark Corp. (a)	71,482
1,381	Apogee Enterprises, Inc. (b)	65,556
216	Armstrong World Industries, Inc.	15,867
3,927	Builders FirstSource, Inc. (a)	534,072
224	CSW Industrials, Inc.	37,227
2,177	Fortune Brands Home & Security, Inc. (b)	156,635
1,583	Griffon Corp.	63,795
1,371	Insteel Industries, Inc.	42,666
2,042	Janus International Group, Inc. (a)	21,768
2,275	JELD-WEN Holding, Inc. (a)	39,903
473	Lennox International, Inc. (b)	154,231
716	Masonite International Corp. - ADR (a)	73,347
2,034	Masterbrand, Inc. (a)	23,655
1,609	Owens Corning, Inc.	209,974
614	Patrick Industries, Inc. (b)	49,120
3,031	PGT Innovations, Inc. (a)	88,354
2,745	Quanex Building Products Corp.	73,703
2,869	Resideo Technologies, Inc. (a)	50,667
865	Simpson Manufacturing Co., Inc.	119,802
686	The AZEK Co., Inc. (a)	20,779
1,851	Trex Co., Inc. (a)(b)	121,352
2,059	UFP Industries, Inc.	199,826
		2,701,341
	Capital Markets - 2.49%
895	Affiliated Managers Group, Inc.	134,152
1,629	Artisan Partners Asset Management, Inc. - Class A (b)	64,036
975	Avantax, Inc. (a)	21,821
1,632	Brightsphere Investment Group, Inc.	34,190
841	Cboe Global Markets, Inc.	116,066
1,025	Cohen & Steers, Inc.	59,440
334	Diamond Hill Investment Group, Inc.	57,214
1,980	Donnelley Financial Solutions, Inc. (a)	90,149
1,019	Evercore, Inc. - Class A (b)	125,938
521	FactSet Research Systems, Inc.	208,739
359	Focus Financial Partners, Inc. - Class A (a)	18,851
859	Hamilton Lane, Inc. (b)	68,703
1,127	Houlihan Lokey, Inc. (b)	110,795
4,225	Invesco, Ltd. - ADR	71,022
2,781	Janus Henderson Group PLC - ADR	75,782
2,429	Lazard, Ltd. - Class A - ADR	77,728
510	MarketAxess Holdings, Inc.	133,324
1,978	Moelis & Co. - Class A	89,683
4,517	Open Lending Corp. - Class A (a)	47,474
574	Piper Jaffray Cos.	74,195
1,011	PJT Partners, Inc. - Class A	70,406
5,159	Robinhood Markets, Inc. (a)	51,487
4,346	Rithm Capital (b)	38,375
1,754	SEI Investments Co.	104,573
1,047	Silvercrest Asset Management Group, Inc. - Class A	21,202
2,110	Stifel Financial Corp. (b)	125,904
828	StoneX Group, Inc. (a)	68,790
3,817	The Carlyle Group, Inc. (b)	121,953
777	Valhi, Inc.	9,984
3,300	Virtu Financial, Inc. - Class A	56,397
293	Virtus Investment Partners, Inc.	57,859
5,681	WisdomTree Investments, Inc.	38,972
2,169	XP, Inc. - ADR (a)	50,885
		2,496,089
	Chemicals - 1.29%
1,698	AdvanSix, Inc. (b)	59,396
2,040	American Vanguard Corp.	36,455
1,053	Avient Corp. (b)	43,068
2,211	Axalta Coating Systems, Ltd. - ADR (a)	72,543
565	Cabot Corp.	37,793
3,196	Element Solutions, Inc.	61,363
580	H.B. Fuller Co.	41,476
948	Hawkins, Inc.	45,210
3,147	Huntsman Corp.	85,032
461	Ingevity Corp. (a)(b)	26,812
464	Innospec, Inc.	46,604
1,174	Intrepid Potash, Inc. (a)	26,638
1,084	Koppers Holdings, Inc.	36,964
2,242	Livent Corp. (a)(b)	61,498
460	Minerals Technologies, Inc.	26,537
81	NewMarket Corp.	32,572
2,726	Olin Corp.	140,089
746	Orion Engineered Carbons SA - ADR	15,830
1,698	RPM International, Inc.	152,362
298	Sensient Technologies Corp.	21,197
1,979	The Chemours Co. (b)	73,005
2,871	Tronox Holdings PLC - Class A - ADR	36,490
2,899	Valvoline, Inc.	108,742
		1,287,676
	Commercial Services & Supplies - 1.17%
835	ABM Industries, Inc.	35,613
4,135	ACCO Brands Corp.	21,543
1,161	ACV Auctions, Inc. (a)	20,050
6,829	ADT, Inc. (b)	41,179
1,147	Avery Dennison Corp.	197,054
2,399	BrightView Holdings, Inc. (a)	17,225
398	Casella Waste Systems, Inc. - Class A (a)	35,999
1,217	Cimpress PLC - ADR (a)	72,387
670	Clean Harbors, Inc. (a)(b)	110,168
896	Comfort Systems USA, Inc.	147,123
2,045	Deluxe Corp.	35,747
1,097	Heritage-Crystal Clean, Inc. (a)	41,456
2,274	Herman Miller, Inc.	33,610
2,111	HNI Corp.	59,488
3,635	Interface, Inc.	31,952
290	McGrath RentCorp	26,819
476	MSA Safety, Inc.	82,805
3,990	NL Industries, Inc.	22,065
2,956	Steelcase, Inc. - Class A (b)	22,791
718	Stericycle, Inc. (a)	33,344
246	Tetra Tech, Inc. (b)	40,280
720	The Brinks Co.	48,837
		1,177,535
	Communications Equipment - 1.34%
922	Aviat Networks, Inc. (a)	30,767
2,439	Calix, Inc. (a)	121,731
2,972	Cambium Networks Corp. - ADR (a)	45,234
1,529	Ciena Corp. (a)	64,967
1,147	Clearfield, Inc. (a)(b)	54,311
1,906	Comtech Telecommunications Corp.	17,421
1,468	Digi International, Inc. (a)	57,825
4,859	DZS, Inc. (a)	19,290
1,814	EchoStar Corp. - Class A (a)	31,455
9,605	Extreme Networks, Inc. (a)	250,210
996	F5 Networks, Inc. (a)	145,675
3,420	Harmonic, Inc. (a)	55,301
495	InterDigital, Inc. (b)	47,792
5,889	Juniper Networks, Inc.	184,502
850	Lumentum Holdings, Inc. (a)(b)	48,221
1,293	NETGEAR, Inc. (a)	18,309
1,833	NetScout Systems, Inc. (a)	56,731
14,036	Ribbon Communications, Inc. (a)	39,160
490	ViaSat, Inc. (a)	20,217
2,605	Viavi Solutions, Inc. (a)(b)	29,515
		1,338,634
	Construction & Engineering - 1.52%
2,048	AECOM	173,445
3,348	API Group Corp. (a)	91,266
862	Arcosa, Inc.	65,314
1,209	Bowman Consulting Group Ltd. (a)	38,543
2,539	Concrete Pumping Holdings, Inc. (a)	20,388
388	Dycom Industries, Inc. (a)	44,096
1,010	EMCOR Group, Inc.	186,628
2,069	Fluor Corp. (a)(b)	61,242
475	Granite Construction, Inc. (b)	18,895
1,419	IES Holdings, Inc. (a)	80,713
1,792	KBR, Inc. (b)	116,588
909	MasTec, Inc. (a)	107,235
559	MYR Group, Inc. (a)	77,332
1,083	Northwest Pipe Co. (a)	32,750
500	NV5 Global, Inc. (a)	55,385
1,601	Primoris Services Corp. (b)	48,782
2,237	Sterling Infrastructure, Inc. (a)	124,825
7,872	Tutor Perini Corp. (a)	56,285
2,661	WillScot Mobile Mini Holdings Corp. (a)	127,169
		1,526,881
	Construction Materials - 0.21%
526	Eagle Materials, Inc.	98,057
593	Knife River Corp. (a)	25,796
1,631	Summit Materials, Inc. - Class A (a)(b)	61,733
135	United States Lime & Minerals, Inc.	28,200
		213,786
	Consumer Finance - 1.09%
2,327	Ally Financial, Inc.	62,852
2,036	Atlanticus Holdings Corp. (a)	85,532
4,512	Consumer Portfolio Services, Inc. (a)	52,655
203	Credit Acceptance Corp. (a)(b)	103,110
2,599	Enova International, Inc. (a)	138,059
501	FirstCash Holdings, Inc.	46,758
3,767	LendingClub Corp. (a)	36,728
6,122	Navient Corp.	113,747
651	Nelnet, Inc. - Class A	62,808
3,056	OneMain Holdings, Inc.	133,517
12,418	OppFi, Inc. (a)	25,333
648	PRA Group, Inc. (a)	14,807
2,126	PROG Holdings, Inc. (a)	68,287
1,540	Regional Management Corp.	46,970
6,455	SLM Corp.	105,346
		1,096,509

	Containers & Packaging - 0.89%
456	AptarGroup, Inc.	52,832
1,281	Ardagh Group SA - ADR (a)(c)(e)(f)	–
1,679	Berry Global Group, Inc.	108,027
314	Crown Holdings, Inc.	27,277
3,392	Graphic Packaging Holding Co. (b)	81,510
696	Greif, Inc. - Class A (b)	47,947
436	Greif, Inc. - Class B	33,681
2,215	Myers Industries, Inc.	43,038
3,037	O-I Glass, Inc. (a)	64,779
1,166	Packaging Corp. of America	154,099
1,702	Sealed Air Corp.	68,080
1,249	Silgan Holdings, Inc. (b)	58,566
706	Sonoco Products Co.	41,668
338	UFP Technologies, Inc. (a)	65,521
1,419	WestRock Co.	41,250
		888,275
	Distributors - 0.03%
2,813	Funko, Inc. (a)	30,437
	Diversified Consumer Services - 1.19%
1,613	Adtalem Global Education, Inc. (a)	55,391
231	Bright Horizons Family Solutions, Inc. (a)	21,356
1,135	Chegg, Inc. (a)	10,079
207	Duolingo, Inc. (a)	29,589
4,151	Envela Corp. (a)	30,551
1,083	Franchise Group, Inc.	31,017
2,598	frontdoor, Inc. (a)	82,876
112	Graham Holdings Co. - Class B	64,006
840	Grand Canyon Education, Inc. (a)	86,696
3,807	H&R Block, Inc. (b)	121,329
1,493	Hillenbrand, Inc. (b)	76,561
850	Laureate Education, Inc. - Class A (b)	10,277
6,026	Lincoln Educational Services Corp. (a)	40,615
1,233	Matthews International Corp. - Class A	52,551
15,467	Nerdy, Inc. (a)	64,497
8,341	Perdoceo Education Corp. (a)	102,344
946	Service Corp. International (b)	61,102
523	Strategic Education, Inc. (b)	35,480
2,317	Stride, Inc. (a)	86,262
3,358	Udemy, Inc. (a)(b)	36,031
14,263	WW International, Inc. (a)	95,847
		1,194,457
	Diversified Financial Services - 1.16%
1,609	Alerus Financial Corp.	28,930
2,868	A-Mark Precious Metals, Inc.	107,364
2,298	Corebridge Financial, Inc.	40,583
18,065	Douglas Elliman, Inc.	40,105
1,805	Enact Holdings, Inc.	45,360
999	Encore Capital Group, Inc. (a)(b)	48,571
6,371	Equitable Holdings, Inc.	173,036
2,102	International Money Express, Inc. (a)	51,562
2,576	Jackson Financial, Inc. - Class A (b)	78,851
4,221	Jefferies Financial Group, Inc.	140,011
1,560	Primis Financial Corp.	13,135
608	Shift4 Payments, Inc. - Class A (a)(b)	41,289
2,362	SoFi Technologies, Inc. (a)(b)	19,699
2,622	StoneCo, Ltd. - Class A - ADR (a)	33,404
3,053	Toast, Inc. - Class A (a)(b)	68,906
8,003	UWM Holdings Corp. (b)	44,817
2,069	Velocity Financial, Inc. (a)	23,856
2,295	Voya Financial, Inc. (b)	164,574
		1,164,053
	Diversified Telecommunication Services - 0.30%
558	Cogent Communications Holdings, Inc.	37,548
3,834	IDT Corp. - Class B (a)	99,109
844	Iridium Communications, Inc.	52,429
4,385	Ooma, Inc. (a)	65,644
2,059	Radius Global Infrastructure, Inc. - Class A (a)	30,679
1,576	Telephone & Data Systems, Inc. (b)	12,971
		298,380
	Electric Utilities - 0.36%
347	ALLETE, Inc.	20,115
2,991	Genie Energy Ltd. - Class B	42,293
1,641	Hawaiian Electric Industries, Inc.	59,404
406	IDACORP, Inc.	41,656
1,515	OGE Energy Corp.	54,404
819	Pinnacle West Capital Corp. (b)	66,716
635	PNM Resources, Inc.	28,638
780	Portland General Electric Co. (b)	36,527
280	Unitil Corp.	14,199
		363,952
	Electrical Equipment - 2.13%
856	Acuity Brands, Inc. (b)	139,597
1,116	Allied Motion Technologies, Inc.	44,573
1,857	Array Technologies, Inc. (a)(b)	41,968
1,540	Atkore International Group, Inc. (a)(b)	240,148
1,104	AZZ, Inc.	47,980
4,498	Babcock & Wilcox Enterprises, Inc. (a)	26,538
1,016	Belden, Inc.	97,180
1,769	ChargePoint Holdings, Inc. (a)(b)	15,550
1,196	Encore Wire Corp. (b)	222,372
734	EnerSys	79,654
1,477	Enovix Corp. (a)	26,645
799	Franklin Electric Co., Inc.	82,217
14,577	GrafTech International, Ltd.	73,468
685	Hubbell, Inc. (b)	227,119
4,811	LSI Industries, Inc.	60,426
2,620	nVent Electric PLC - ADR	135,375
637	Powell Industries, Inc.	38,596
910	Preformed Line Products Co.	142,051
849	Regal Beloit Corp. (b)	130,661
1,492	Sensata Technologies Holding PLC - ADR	67,125
872	Shoals Technologies Group, Inc. - Class A (a)	22,288
2,001	Thermon Group Holdings, Inc. (a)	53,227
2,188	Vertiv Holdings Co.	54,197
849	Vicor Corp. (a)(b)	45,846
196	Woodward Governor Co.	23,306
		2,138,107
	Electronic Equipment, Instruments & Components - 2.31%
3,654	Arlo Technologies, Inc. (a)	39,865
1,052	Arrow Electronics, Inc. (a)	150,678
1,446	Avnet, Inc. (b)	72,951
1,066	Benchmark Electronics, Inc.	27,535
1,908	Cognex Corp.	106,886
1,583	Coherent Corp. (a)(b)	80,701
1,302	CTS Corp.	55,504
1,199	Dolby Laboratories, Inc. - Class A	100,332
549	Fabrinet - ADR (a)	71,304
694	FARO Technologies, Inc. (a)	11,243
832	Insight Enterprises, Inc. (a)(b)	121,755
252	IPG Photonics Corp. (a)	34,227
409	Itron, Inc. (a)	29,489
1,851	Jabil, Inc.	199,778
2,685	Knowles Corp. (a)	48,491
216	Littelfuse, Inc. (b)	62,923
3,287	Luna Innovations, Inc. (a)	29,978
304	Mesa Laboratories, Inc.	39,064
788	Methode Electronics, Inc.	26,414
3,428	Napco Security Technologies, Inc.	118,780
2,266	National Instruments Corp.	130,068
501	Novanta, Inc. - ADR (a)	92,234
364	OSI Systems, Inc. (a)	42,890
1,217	PC Connection, Inc.	54,887
272	Plexus Corp. (a)	26,721
1,144	Richardson Electronics Ltd/United States	18,876
1,430	Sanmina Corp. (a)	86,186
1,282	ScanSource, Inc. (a)	37,896
726	SYNNEX Corp.	68,244
30,995	Tingo Group, Inc. (a)	37,504
3,515	TTM Technologies, Inc. (a)	48,859
437	Universal Display Corp.	62,985
2,848	Vishay Intertechnology, Inc.	83,731
2,979	Vontier Corp.	95,954
		2,314,933
	Energy Equipment & Services - 0.98%
3,136	Archrock, Inc.	32,144
1,624	Bristow Group, Inc. (a)	46,658
2,408	ChampionX Corp. (b)	74,744
10,332	Helix Energy Solutions Group, Inc. (a)(b)	76,250
736	Helmerich & Payne, Inc.	26,091
2,133	Liberty Oilfield Services, Inc. - Class A	28,518
346	Nabors Industries Ltd. - ADR (a)	32,188
5,229	National Energy Services Reunited Corp. - ADR (a)	15,426
8,901	Newpark Resources, Inc. (a)	46,552
3,062	NexTier Oilfield Solutions, Inc. (a)	27,374
990	Noble Corp Plc - ADR (a)(b)	40,897
3,407	NOV, Inc. (b)	54,648
3,036	Oceaneering International, Inc. (a)(b)	56,773
4,821	Oil States International, Inc. (a)	36,013
3,780	Patterson-UTI Energy, Inc. (b)	45,247
4,112	ProPetro Holding Corp. (a)(b)	33,883
3,744	RPC, Inc. (b)	26,770
4,094	TechnipFMC Plc - ADR (a)(b)	68,042
9,166	TETRA Technologies, Inc. (a)	30,981
440	Tidewater, Inc. (a)	24,394
5,080	US Silica Holdings, Inc. (a)	61,621
739	Valaris Ltd. - ADR (a)	46,505
822	Weatherford International PLC - ADR (a)	54,597
		986,316
	Entertainment - 0.31%
496	Liberty Media Corp. - Liberty Braves - Class C (a)	19,652
14,732	Loop Media, Inc. (a)	35,210
9,230	Playstudios, Inc. (a)	45,319
3,749	Playtika Holding Corp. (a)	43,488
96	The Madison Square Garden Co. - Class A	18,053
2,021	The Marcus Corp.	29,971
3,235	Vivid Seats, Inc. - Class A (a)	25,621
853	World Wrestling Entertainment, Inc. - Class A (b)	92,525
		309,839
	Food & Staples Retailing - 1.67%
4,871	Albertsons Cos., Inc. - Class A	106,285
2,977	BJ’s Wholesale Club Holdings, Inc. (a)(b)	187,581
826	Casey’s General Stores, Inc.	201,445
1,608	Grocery Outlet Holding Corp. (a)(b)	49,221
4,122	HF Foods Group, Inc. (a)	19,332
1,257	Ingles Markets, Inc. - Class A	103,891
3,381	Natural Grocers by Vitamin Cottage, Inc.	41,451
3,422	Performance Food Group Co. (a)(b)	206,141
396	PriceSmart, Inc.	29,328
3,427	SpartanNash Co.	77,142
4,490	Sprouts Farmers Market, Inc. (a)(b)	164,918
1,011	The Andersons, Inc.	46,658
1,091	The Chefs’ Warehouse, Inc. (a)	39,014
2,843	The Fresh Market, Inc. (a)(c)(e)(f)	–
3,654	United Natural Foods, Inc. (a)	71,436
4,393	US Foods Holding Corp. (a)	193,292
2,516	Village Super Market, Inc. - Class A	57,415
1,221	Weis Markets, Inc. (b)	78,400
		1,672,950
	Food Products - 0.79%
925	Cal-Maine Foods, Inc. (b)	41,625
1,901	Darling International, Inc. (a)	121,265
4,417	Flowers Foods, Inc.	109,895
1,120	Fresh Del Monte Produce, Inc. - ADR	28,795
2,081	Hostess Brands, Inc. (a)(b)	52,691
813	Ingredion, Inc.	86,137
160	J&J Snack Foods Corp.	25,338
383	John B. Sanfilippo & Son, Inc.	44,914
291	Lancaster Colony Corp.	58,517
1,107	Pilgrim’s Pride Corp. (a)	23,789
749	Post Holdings, Inc. (a)(b)	64,901
929	Simply Good Foods Co. (a)(b)	33,992
1,004	The Hain Celestial Group, Inc. (a)	12,560
978	TreeHouse Foods, Inc. (a)	49,272
3,411	Vital Farms, Inc. (a)	40,898
		794,589
	Gas Utilities - 0.57%
2,005	Brookfield Infrastructure Corp. - Class A - ADR (b)	91,388
5,214	EQT Corp. (b)	214,452
785	National Fuel Gas Co. (b)	40,318
810	New Jersey Resources Corp. (b)	38,232
1,198	ONE Gas, Inc. (b)	92,018
257	Southwest Gas Holdings, Inc.	16,358
3,032	UGI Corp. (b)	81,773
		574,539
	Ground Transportation - 0.05%
1,042	Hertz Global Holdings, Inc. (a)(b)	19,163
1,204	Lyft, Inc. - Class A (a)	11,546
363	U-Haul Holding Co. - Non-voting Shares	18,393
		49,102
	Health Care Equipment & Supplies - 2.69%
3,514	Alphatec Holdings, Inc. (a)	63,182
1,314	AngioDynamics, Inc. (a)	13,705
1,594	Anika Therapeutics, Inc. (a)	41,412
942	AtriCure, Inc. (a)	46,497
1,771	Avanos Medical, Inc. (a)	45,267
216	Axonics, Inc. (a)(b)	10,902
10,922	Cerus Corp. (a)	26,868
147	CONMED Corp.	19,976
2,429	Dentsply Sirona, Inc.	97,209
3,004	Embecta Corp.	64,886
390	Enovis Corp. (a)	25,007
2,291	Envista Holdings Corp. (a)(b)	77,527
6,758	Figs, Inc. - Class A (a)	55,889
1,062	Globus Medical, Inc. - Class A (a)	63,231
626	Haemonetics Corp. (a)(b)	53,298
989	Inari Medical, Inc. (a)(b)	57,500
1,633	Inmode Ltd. - ADR (a)	60,993
1,552	Inogen, Inc. (a)	17,926
479	Integer Holdings Corp. (a)	42,444
1,044	Integra LifeSciences Holdings Corp. (a)	42,940
1,234	iRadimed Corp.	58,911
580	iRhythm Technologies, Inc. (a)	60,506
1,267	Lantheus Holdings, Inc. (a)(b)	106,327
1,238	LeMaitre Vascular, Inc.	83,293
512	LivaNova PLC - ADR (a)	26,332
591	Masimo Corp. (a)	97,249
534	Merit Medical Systems, Inc. (a)	44,664
1,236	Nevro Corp. (a)	31,419
640	Novocure, Ltd. - ADR (a)	26,560
796	NuVasive, Inc. (a)	33,106
5,823	OraSure Technologies, Inc. (a)	29,173
3,139	Orthofix Medical, Inc. (a)	56,690
474	Penumbra, Inc. (a)(b)	163,084
463	QuidelOrtho Corp. (a)(b)	38,364
1,223	Sanara Medtech, Inc. (a)	49,042
2,225	Semler Scientific, Inc. (a)	58,384
620	Shockwave Medical, Inc. (a)	176,954
1,859	SI-BONE, Inc. (a)	50,156
1,248	Silk Road Medical, Inc. (a)	40,548
1,258	STAAR Surgical Co. (a)(b)	66,133
1,118	SurModics, Inc. (a)	35,005
6,807	Tactile Systems Technology, Inc. (a)	169,698
1,260	Tandem Diabetes Care, Inc. (a)	30,920
3,049	Tela Bio, Inc. (a)	30,886
240	TransMedics Group, Inc. (a)(b)	20,155
242	Utah Medical Products, Inc.	22,554
1,893	Varex Imaging Corp. (a)	44,618
5,233	Zimvie, Inc. (a)	58,767
6,439	Zynex, Inc. (a)(b)	61,750
		2,697,907
	Health Care Providers & Services - 2.67%
1,369	Acadia Healthcare Co., Inc. (a)(b)	109,027
1,889	AdaptHealth Corp. (a)	22,989
539	Addus HomeCare Corp. (a)	49,965
669	Agilon Health, Inc. (a)(b)	11,600
5,884	AirSculpt Technologies, Inc. (b)	50,720
3,375	Alignment Healthcare, Inc. (a)	19,406
846	Amedisys, Inc. (a)	77,358
1,381	AMN Healthcare Services, Inc. (a)(b)	150,695
656	Apollo Medical Holdings, Inc. (a)	20,730
258	Chemed Corp.	139,751
356	CorVel Corp. (a)	68,886
5,262	Cross Country Healthcare, Inc. (a)(b)	147,757
1,089	DaVita, Inc. (a)	109,412
804	Encompass Health Corp.	54,439
1,010	Enhabit, Inc. (a)	11,615
1,703	Fulgent Genetics, Inc. (a)	63,062
553	HealthEquity, Inc. (a)	34,916
2,936	Henry Schein, Inc. (a)	238,110
4,078	InfuSystem Holdings, Inc. (a)	39,271
7,081	Innovage Holding Corp. (a)	53,107
3,785	Pediatrix Medical Group, Inc. (a)	53,785
707	National HealthCare Corp.	43,707
1,573	National Research Corp. - Class A	68,441
2,704	Option Care Health, Inc. (a)	87,853
4,143	Owens & Minor, Inc. (a)	78,883
2,306	Patterson Cos., Inc.	76,698
3,193	PetIQ, Inc. (a)	48,438
1,671	Premier, Inc. - Class A	46,220
671	Progyny, Inc. (a)(b)	26,397
955	R1 RCM, Inc. (a)(b)	17,620
591	RadNet, Inc. (a)	19,278
1,378	Select Medical Holdings Corp.	43,903
926	Surgery Partners, Inc. (a)	41,661
1,777	Tenet Healthcare Corp. (a)	144,612
898	The Ensign Group, Inc. (b)	85,723
4,771	The Joint Corp (a)	64,409
1,565	The Pennant Group, Inc. (a)	19,218
995	Universal Health Services, Inc. - Class B	156,981
245	US Physical Therapy, Inc. (b)	29,741
5,109	Viemed Healthcare, Inc. - ADR (a)	49,966
		2,676,350
	Health Care Technology - 0.62%
1,866	Computer Programs & Systems, Inc. (a)	46,072
1,709	HealthStream, Inc.	41,973
477	Inspire Medical Systems, Inc. (a)(b)	154,853
34,068	Multiplan Corp. (a)	71,884
6,097	NextGen Healthcare, Inc. (a)	98,893
419	Omnicell, Inc. (a)(b)	30,868
1,242	Phreesia, Inc. (a)	38,514
3,703	Teladoc Health, Inc. (a)(b)	93,760
3,872	Veradigm, Inc. (a)	48,787
		625,604
	Hotels, Restaurants & Leisure - 2.29%
2,267	Aramark	97,594
327	Biglari Holdings, Inc. - Class B (a)	64,465
731	BJ’s Restaurants, Inc. (a)	23,246
2,168	Bloomin’ Brands, Inc. (b)	58,297
2,589	Bluegreen Vacations Holding Corp. - Class A	92,298
1,258	Boyd Gaming Corp.	87,267
1,010	Brinker International, Inc. (a)	36,966
8,377	Carrols Restaurant Group, Inc. (a)	42,220
3,819	Century Casinos, Inc. (a)	27,115
478	Choice Hotels International, Inc. (b)	56,175
480	Churchill Downs, Inc.	66,802
1,016	Chuy’s Holdings, Inc. (a)	41,473
256	Cracker Barrel Old Country Store, Inc. (b)	23,854
1,072	Dave & Buster’s Entertainment, Inc. (a)(b)	47,768
422	Dine Brands Global, Inc.	24,489
2,832	Everi Holdings, Inc. (a)	40,951
677	Golden Entertainment, Inc. (a)	28,299
1,461	Hilton Grand Vacations, Inc. (a)	66,388
644	Hyatt Hotels Corp. - Class A (b)	73,789
3,157	Inspired Entertainment, Inc. (a)	46,439
3,100	International Game Technology PLC	98,859
214	Jack in the Box, Inc.	20,871
427	Kura Sushi USA, Inc. - Class A (a)	39,690
1,433	Light & Wonder, Inc. (a)	98,533
597	Marriott Vacations Worldwide Corp. (b)	73,264
498	Nathan’s Famous, Inc.	39,113
1,978	Norwegian Cruise Line Holdings, Ltd. - ADR (a)(b)	43,061
618	Papa John’s International, Inc. (b)	45,627
2,241	Penn National Gaming, Inc. (a)(b)	53,851
406	Planet Fitness, Inc. - Class A (a)(b)	27,381
3,399	PlayAGS, Inc. (a)	19,204
623	RCI Hospitality Holdings, Inc.	47,342
710	Red Rock Resorts, Inc.	33,214
777	SeaWorld Entertainment, Inc. (a)	43,520
265	Shake Shack, Inc. (a)	20,596
8,027	Target Hospitality Corp. (a)(b)	107,722
563	Texas Roadhouse, Inc.	63,214
3,028	The ONE Group Hospitality, Inc. (a)(f)	22,165
855	The Wendy’s Co. (b)	18,596
790	Travel + Leisure Co. (b)	31,869
226	Vail Resorts, Inc.	56,898
614	Wingstop, Inc. (b)	122,898
689	Wyndham Hotels & Resorts Inc. (b)	47,245
709	Wynn Resorts Ltd.	74,877
		2,295,505
	Household Durables - 2.44%
1,900	Beazer Homes USA, Inc. (a)	53,751
285	Cavco Industries, Inc. (a)	84,075
692	Century Communities, Inc. (b)	53,021
2,485	Ethan Allen Interiors, Inc. (b)	70,276
6,318	GoPro, Inc. - Class A (a)	26,156
2,156	Green Brick Partners, Inc. (a)	122,461
358	Helen of Troy, Ltd. - ADR (a)	38,671
629	Hovnanian Enterprises, Inc. - Class A (a)	62,403
635	Installed Building Products, Inc. (b)	89,002
932	iRobot Corp. (a)	42,173
1,178	KB Home	60,914
5,380	Landsea Homes Corp. (a)	50,249
2,098	La-Z-Boy, Inc. (b)	60,087
716	Leggett & Platt, Inc. (b)	21,208
151	LGI Homes, Inc. (a)	20,368
1,726	Lovesac Co. (a)(b)	46,516
878	M.D.C Holdings, Inc.	41,064
840	M/I Homes, Inc. (a)	73,240
643	Meritage Homes Corp. (b)	91,480
686	Mohawk Industries, Inc. (a)(b)	70,768
3,985	PulteGroup, Inc. (b)	309,555
12,799	Purple Innovation, Inc. (a)(b)	35,581
616	Roku, Inc. (a)	39,399
1,396	Skyline Champion Corp. (a)(b)	91,368
2,136	Snap One Holdings Corp. (a)	24,884
3,326	Sonos, Inc. (a)(b)	54,314
2,661	Taylor Morrison Home Corp. - Class A (a)	129,777
3,862	Tempur Sealy International, Inc. (b)	154,750
1,872	Toll Brothers, Inc.	148,019
491	TopBuild Corp. (a)	130,616
4,096	Traeger, Inc. (a)	17,408
3,387	TRI Pointe Group, Inc. (a)	111,297
2,153	Turtle Beach Corp. (a)	25,082
		2,449,933
	Household Products - 0.16%
537	Central Garden & Pet Co. (a)	20,820
890	Central Garden & Pet Co. - Class A (a)	32,449
597	Energizer Holdings, Inc. (b)	20,047
438	WD-40 Co. (b)	82,629
		155,945
	Independent Power & Renewable Electricity Producers - 0.40%
956	Brookfield Renewable Corp. - Class A - ADR	30,133
2,339	Clearway Energy, Inc. - Class A	63,153
2,378	Clearway Energy, Inc. - Class C	67,916
2,215	NRG Energy, Inc.	82,819
399	Ormat Technologies, Inc. (b)	32,103
4,913	Vistra Energy Corp.	128,966
		405,090
	Industrial Conglomerates - 0.37%
747	Carlisle Companies, Inc.	191,628
1,299	Otter Tail Corp. (b)	102,569
8	Seaboard Corp.	28,486
343	Standex International Corp.	48,524
		371,207
	Insurance - 2.76%
2,420	Ambac Financial Group, Inc. (a)	34,461
2,669	American Equity Investment Life Holding Co.	139,082
1,435	American Financial Group, Inc.	170,406
619	AMERISAFE, Inc.	33,005
603	Assurant, Inc.	75,809
1,300	Assured Guaranty, Ltd. - ADR	72,540
1,392	Axis Capital Holdings, Ltd. - ADR	74,931
1,726	Brighthouse Financial, Inc. (a)(b)	81,726
2,661	CNO Financial Group, Inc.	62,986
2,200	Donegal Group, Inc. - Class A	31,746
662	Employers Holdings, Inc.	24,765
545	Everest Re Group, Ltd. - ADR	186,314
1,488	First American Financial Corp.	84,846
11,950	Genworth Financial, Inc. (a)	59,750
1,336	Globe Life, Inc.	146,452
3,853	Greenlight Capital RE Ltd. - ADR (a)	40,591
852	Horace Mann Educators Corp.	25,270
249	Investors Title Co.	36,354
326	Kemper Corp.	15,733
4,569	Kingsway Financial Services, Inc. (a)	37,237
376	Kinsale Capital Group, Inc. (b)	140,699
4,760	MBIA, Inc. (a)	41,126
132	National Western Life Group, Inc. - Class A (b)	54,854
6,325	Old Republic International Corp. (b)	159,200
709	Primerica, Inc. (b)	140,212
946	ProAssurance Corp.	14,275
908	Reinsurance Group of America, Inc.	125,931
354	RenaissanceRe Holdings, Ltd. - ADR	66,028
780	RLI Corp. (b)	106,447
1,009	Ryan Specialty Holdings, Inc. (a)	45,294
338	Safety Insurance Group, Inc.	24,241
885	Selective Insurance Group, Inc.	84,916
1,050	Stewart Information Services Corp. (b)	43,197
272	The Hanover Insurance Group, Inc.	30,744
3,491	Tiptree, Inc. - Class A	52,400
757	United Fire Group, Inc.	17,154
3,551	Unum Group	169,383
15	White Mountains Insurance Group, Ltd. - ADR	20,834
		2,770,939
	Interactive Media & Services - 0.57%
3,229	Cargurus, Inc. (a)(b)	73,072
5,388	Cars.com, Inc. (a)(b)	106,790
7,688	DHI Group, Inc. (a)	29,445
6,256	EverQuote, Inc. - Class A (a)	40,664
1,795	MediaAlpha, Inc. - Class A (a)	18,506
1,981	QuinStreet, Inc. (a)	17,492
2,363	TripAdvisor, Inc. - Class A (a)	38,966
18,058	TrueCar, Inc. (a)	40,811
2,787	Yelp, Inc. - Class A (a)	101,475
1,698	Zillow Group, Inc. - Class C (a)	85,342
791	ZoomInfo Technologies, Inc. (a)	20,084
		572,647
	Internet & Direct Marketing Retail - 0.35%
5,674	1-800-Flowers.com, Inc. - Class A (a)	44,257
9,844	CarParts.com, Inc. (a)	41,837
6,393	Duluth Holdings, Inc. - Class B (a)	40,148
3,825	Lands’ End, Inc. (a)	29,682
1,348	PetMed Express, Inc.	18,589
8,052	Quotient Technology, Inc. (a)	30,920
931	Shutterstock, Inc. (b)	45,312
1,526	Wayfair, Inc. - Class A (a)(b)	99,205
		349,950
	IT Services - 2.87%
2,210	Amdocs, Ltd. - ADR	218,459
2,246	BigCommerce Holdings, Inc. - Series 1 (a)	22,348
899	Black Knight, Inc. (a)	53,697
2,269	Booz Allen Hamilton Holding Corp. - Class A	253,220
1,847	Bread Financial Holdings, Inc. (b)	57,977
13,671	Brightcove, Inc. (a)	54,821
529	CACI International, Inc. - Class A (a)(b)	180,304
1,526	Cass Information Systems, Inc. (b)	59,178
1,007	Concentrix Corp. (b)	81,315
15,110	Conduent, Inc. (a)	51,374
1,962	CSG Systems International, Inc.	103,476
409	DigitalOcean Holdings, Inc. (a)(b)	16,417
4,207	DXC Technology Co. (a)(b)	112,411
639	Euronet Worldwide, Inc. (a)(b)	74,999
1,334	EVERTEC, Inc. - ADR	49,131
745	ExlService Holdings, Inc. (a)	112,540
3,389	Genpact, Ltd. - ADR	127,325
2,713	Gogo, Inc. (a)	46,148
4,974	Grid Dynamics Holdings, Inc. (a)	46,010
3,989	IBEX Holdings Ltd. - ADR (a)	84,687
14,346	Information Services Group, Inc.	76,895
3,571	Kyndryl Holdings, Inc. (a)	47,423
2,572	LiveRamp Holdings, Inc. (a)	73,456
1,068	Maximus, Inc. (b)	90,257
1,573	Perficient, Inc. (a)(b)	131,078
31,792	Rackspace Technology, Inc. (a)	86,474
578	Science Applications International Corp.	65,013
5,812	SolarWinds Corp. (a)	59,631
1,732	Squarespace, Inc. - Class A (a)(b)	54,627
4,254	The Hackett Group, Inc.	95,077
6,648	The Western Union Co.	77,981
5,315	Thoughtworks Holding, Inc. (a)	40,128
422	TTEC Holdings, Inc.	14,281
13,665	Unisys Corp. (a)	54,387
2,139	Verra Mobility Corp. (a)(b)	42,181
369	WEX, Inc. (a)	67,184
		2,881,910
	Leisure Products - 1.22%
1,131	Acushnet Holdings Corp.	61,843
1,380	Brunswick Corp. (b)	119,563
1,230	Clarus Corp. (b)	11,242
477	Hasbro, Inc.	30,895
1,750	Hayward Holdings, Inc. (a)	22,488
1,932	JAKKS Pacific, Inc. (a)	38,582
509	Johnson Outdoors, Inc. - Class A (b)	31,278
856	Malibu Boats, Inc. - Class A (a)	50,213
3,358	Marine Products Corp.	56,616
2,894	MasterCraft Boat Holdings, Inc. (a)	88,701
6,336	Mattel, Inc. (a)	123,805
1,002	Polaris Industries, Inc. (b)	121,172
611	Pool Corp. (b)	228,905
3,842	Smith & Wesson Brands, Inc.	50,100
3,865	Solo Brands, Inc. - Class A (a)	21,876
817	Sturm, Ruger & Co., Inc.	43,268
2,451	Vista Outdoor, Inc. (a)	67,819
1,459	YETI Holdings, Inc. (a)(b)	56,668
		1,225,034
	Life Sciences Tools & Services - 0.97%
1,289	10X Genomics, Inc. - Class A (a)(b)	71,978
2,048	Bio-Techne Corp.	167,178
1,583	Bruker Corp.	117,015
503	Charles River Laboratories International, Inc. (a)(b)	105,756
20,361	Codexis, Inc. (a)	57,011
3,283	Harvard Bioscience, Inc. (a)	18,024
3,949	Maravai LifeSciences Holdings, Inc. - Class A (a)	49,086
517	Medpace holdings, Inc. (a)	124,168
1,697	Pacific Biosciences of California, Inc. (a)	22,570
3,173	QIAGEN NV - ADR (a)(b)	142,880
2,396	Syneos Health, Inc. (a)	100,967
		976,633
	Machinery - 3.97%
1,016	AGCO Corp.	133,523
225	Alamo Group, Inc.	41,380
409	Albany International Corp. - Class A (b)	38,151
1,469	Allison Transmission Holdings, Inc.	82,940
506	Astec Industries, Inc.	22,993
525	Badger Meter, Inc. (b)	77,469
840	Barnes Group, Inc.	35,440
260	Chart Industries, Inc. (a)(b)	41,545
1,868	CIRCOR International, Inc. (a)	105,449
1,262	Columbus McKinnon Corp.	51,300
4,221	Commercial Vehicle Group, Inc. (a)	46,853
734	Crane Co.	65,414
734	Crane NXT Co.	41,427
1,863	Donaldson Co., Inc.	116,456
2,190	Energy Recovery, Inc. (a)	61,210
547	EnPro Industries, Inc.	73,041
1,166	Esab Corp. (b)	77,586
272	ESCO Technologies, Inc.	28,187
753	Federal Signal Corp. (b)	48,215
1,122	Flowserve Corp.	41,682
3,275	Gates Industrial Corp PLC - ADR (a)	44,147
2,320	Graco, Inc.	200,332
570	Helios Technologies, Inc.	37,671
640	ITT, Inc.	59,654
449	John Bean Technologies Corp.	54,464
293	Kadant, Inc. (b)	65,075
1,046	Kennametal, Inc. (b)	29,696
866	Lincoln Electric Holdings, Inc. (b)	172,014
154	Lindsay Corp.	18,378
2,175	Mueller Industries, Inc. (b)	189,834
1,838	Mueller Water Products, Inc. - Class A	29,831
803	Nordson Corp. (b)	199,289
577	Omega Flex, Inc.	59,881
905	Oshkosh Corp.	78,364
1,428	Pentair PLC - ADR	92,249
1,071	Proto Labs, Inc. (a)	37,442
143	RBC Bearings, Inc. (a)	31,098
4,293	REV Group, Inc.	56,925
1,026	Snap-on, Inc. (b)	295,683
626	SPX Technologies, Inc. (a)	53,191
591	Tennant Co.	47,936
1,738	Terex Corp.	103,985
3,912	The Manitowoc Co., Inc. (a)	73,663
610	The Middleby Corp. (a)(b)	90,176
2,159	The Shyft Group Inc	47,628
970	The Timken Co.	88,784
1,609	The Toro Co.	163,555
4,666	Titan International, Inc. (a)(b)	53,566
1,035	TriMas Corp.	28,452
379	Valmont Industries, Inc.	110,308
1,575	Wabash National Corp. (b)	40,383
510	Watts Water Technologies, Inc. - Class A	93,702
		3,977,617
	Marine - 0.25%
882	Eagle Bulk Shipping, Inc. - ADR (b)	42,371
2,455	Genco Shipping & Trading Ltd. - ADR	34,444
1,577	Golden Ocean Group Ltd. - ADR	11,906
747	Kirby Corp. (a)	57,482
1,003	Matson, Inc.	77,963
9,051	Safe Bulkers, Inc. - ADR	29,506
		253,672
	Media - 1.04%
5,242	Advantage Solutions, Inc. (a)	12,266
954	AMC Networks, Inc. - Class A (a)	11,400
7,233	Entravision Communications Corp. - Class A	31,753
2,882	Gambling.com Group Ltd. - ADR (a)	29,512
11,078	Gannett Co, Inc. (a)	24,926
2,271	Gray Television, Inc.	17,896
4,925	iHeartMedia, Inc. - Class A (a)	17,927
870	John Wiley & Sons, Inc. - Class A (b)	29,606
4,323	Liberty Latin America Ltd. - Class A - ADR (a)	37,826
2,759	Liberty Latin America, Ltd. - Class C - ADR (a)	23,783
656	Liberty Media Corp.-Liberty SiriusXM - Class C (a)	21,471
5,686	News Corp. - Class A	110,877
2,667	News Corp. - Class B	52,593
609	Nexstar Media Group, Inc. - Class A (b)	101,429
1,467	Scholastic Corp.	57,052
1,227	Sinclair, Inc. (b)	16,957
726	TechTarget, Inc. (a)	22,600
3,522	TEGNA, Inc.	57,197
2,882	The E.W. Scripps Co. - Class A (a)	26,370
4,652	The Interpublic Group of Companies, Inc. (b)	179,474
2,353	The New York Times Co. - Class A (b)	92,661
2,391	Thryv Holdings, Inc. (a)	58,819
246	Value Line, Inc.	11,291
		1,045,686
	Metals & Mining - 1.81%
2,188	Alcoa Corp.	74,239
1,212	ATI, Inc. (a)	53,607
598	Alpha Metallurgical Resources, Inc. (b)	98,287
447	Carpenter Technology Corp.	25,090
7,409	Cleveland-Cliffs, Inc. (a)(b)	124,175
2,304	Commercial Metals Co.	121,329
1,797	Constellium SE - ADR (a)	30,908
867	Gibraltar Industries, Inc. (a)	54,552
693	Haynes International, Inc.	35,218
3,572	Hecla Mining Co.	18,396
305	Materion Corp.	34,831
2,390	Olympic Steel, Inc.	117,110
1,307	Reliance Steel & Aluminum Co.	354,968
328	Royal Gold, Inc.	37,648
4,713	Ryerson Holding Corp.	204,450
1,101	Schnitzer Steel Industries, Inc. - Class A	33,019
6,980	SunCoke Energy, Inc.	54,933
4,206	TimkenSteel Corp. (a)	90,723
4,736	United States Steel Corp. (b)	118,447
2,494	Warrior Met Coal, Inc.	97,141
570	Worthington Industries, Inc.	39,598
		1,818,669
	Multiline Retail - 0.55%
2,617	Big Lots, Inc.	23,108
662	Dillard’s, Inc. - Class A (b)	215,997
3,351	Kohl’s Corp. (b)	77,240
8,172	Macy’s, Inc. (b)	131,161
3,259	Nordstrom, Inc. (b)	66,712
645	Ollie’s Bargain Outlet Holdings, Inc. (a)	37,365
		551,583
	Multi-Utilities - 0.22%
740	Avista Corp.	29,060
625	Black Hills Corp.	37,662
2,372	MDU Resources Group, Inc.	49,670
3,669	NiSource, Inc.	100,347
		216,739
	Oil, Gas & Consumable Fuels - 3.37%
3,973	Amplify Energy Corp. (a)	26,897
2,675	Antero Midstream Corp. (b)	31,030
4,620	Antero Resources Corp. (a)	106,399
6,201	APA Corp.	211,888
377	Arch Resources, Inc. (b)	42,511
0	Baytex Energy Corp. - ADR (a)	1
4,684	Berry Corp.	32,226
1,483	California Resources Corp. (b)	67,165
728	Callon Petroleum Co. (a)(b)	25,531
839	Centrus Energy Corp. (a)	27,318
1,490	Chesapeake Energy Corp. (b)	124,683
801	Chord Energy Corp. (b)	123,194
1,207	Civitas Resources, Inc. (b)	83,730
2,890	CNX Resources Corp. (a)(b)	51,211
3,364	Comstock Resources, Inc. (b)	39,022
1,996	CONSOL Energy, Inc.	135,349
1,014	CVR Energy, Inc. (b)	30,379
1,832	Delek US Holdings, Inc (b)	43,876
592	Denbury, Inc. (a)	51,066
1,922	DHT Holdings, Inc. - ADR	16,395
2,077	Dorian LPG, Ltd. - ADR (b)	53,275
661	DT Midstream, Inc. (b)	32,766
3,214	Earthstone Energy, Inc. - Class A (a)(b)	45,928
5,833	Equitrans Midstream Corp.	55,763
3,711	Evolution Petroleum Corp.	29,948
759	Green Plains, Inc. (a)(b)	24,470
1,984	HF Sinclair Corp.	88,506
803	International Seaways, Inc. - ADR	30,707
4,521	Kosmos Energy Ltd. (a)(b)	27,081
4,506	Magnolia Oil & Gas Corp. - Class A (b)	94,175
2,256	Matador Resources Co. (b)	118,034
2,607	Murphy Oil Corp. (b)	99,848
832	NACCO Industries, Inc. - Class A	28,837
1,224	Northern Oil and Gas, Inc. (b)	42,008
3,466	OVINTIV, Inc.	131,951
1,042	Par Pacific Holdings, Inc. (a)	27,728
2,757	PBF Energy, Inc. - Class A	112,872
1,579	PDC Energy, Inc.	112,330
3,067	Peabody Energy Corp. (b)	66,431
9,317	Permian Resources Corp. (b)	102,114
4,183	Range Resources Corp. (b)	122,980
11,401	Ring Energy, Inc. (a)	19,496
746	Scorpio Tankers, Inc. - ADR	35,234
844	SilverBow Resources, Inc. (a)(b)	24,577
2,509	Sitio Royalties Corp. - Class A	65,911
2,769	SM Energy Co. (b)	87,583
21,175	Southwestern Energy Co. (a)(b)	127,262
3,722	Talos Energy, Inc. (a)(b)	51,624
8,927	Teekay Corp. - ADR (a)	53,919
56	Texas Pacific Land Corp. (b)	73,724
9,899	Vaalco Energy, Inc.	37,220
584	Vital Energy, Inc. (a)(b)	26,368
7,869	W&T Offshore, Inc. (a)	30,453
1,111	World Kinect Energy Services Corp. (b)	22,975
		3,373,969
	Paper & Forest Products - 0.48%
2,267	Boise Cascade Co.	204,824
1,153	Clearwater Paper Corp. (a)	36,112
2,836	Louisiana-Pacific Corp. (b)	212,643
2,770	Resolute Forest Products (a)(c)(e)(f)	3,933
522	Sylvamo Corp. (b)	21,115
		478,627
	Personal Products - 0.86%
2,756	BellRing Brands, Inc. (a)	100,870
3,902	Coty, Inc. - Class A (a)(b)	47,956
994	Edgewell Personal Care Co. (b)	41,062
2,025	elf Beauty, Inc. (a)	231,316
3,785	Herbalife Nutrition, Ltd. - ADR (a)	50,113
658	Inter Parfums, Inc.	88,981
546	Medifast, Inc. (b)	50,319
4,728	Nature’s Sunshine Products, Inc. (a)	64,537
1,975	Nu Skin Enterprises, Inc. - Class A	65,570
4,175	The Beauty Health Co. (a)	34,945
6,302	Thorne HealthTech, Inc. (a)	29,619
929	USANA Health Sciences, Inc. (a)	58,564
		863,852
	Pharmaceuticals - 1.69%
420	Akero Therapeutics, Inc. (a)	19,610
41,060	Amneal Pharmaceuticals, Inc. (a)	127,286
2,608	Amphastar Pharmaceuticals, Inc. (a)(b)	149,882
14,081	Assertio Holdings, Inc. (a)	76,319
33,761	BARK, Inc. (a)	44,902
4,309	Collegium Pharmaceutical, Inc. (a)(b)	92,600
5,510	Corcept Therapeutics, Inc. (a)	122,597
9,211	Elanco Animal Health, Inc. (a)	92,663
4,666	Evolus, Inc. (a)	33,922
1,900	Harmony Biosciences Holdings, Inc. (a)(b)	66,861
7,266	Innoviva, Inc. (a)(b)	92,496
758	Intra-Cellular Therapies, Inc. (a)(b)	47,996
1,089	IVERIC Bio, Inc. (a)	42,841
1,114	Jazz Pharmaceuticals PLC - ADR (a)	138,103
7,175	Omeros Corp. (a)	39,032
25,268	Optinose, Inc. (a)	31,080
1,323	Pacira Pharmaceuticals, Inc. (a)	53,013
2,246	Perrigo Co. PLC - ADR	76,252
1,570	Phibro Animal Health Corp. - Class A	21,509
1,992	Prestige Consumer Healthcare, Inc. (a)	118,385
15,662	SIGA Technologies, Inc.	79,093
2,950	Supernus Pharmaceuticals, Inc. (a)	88,677
994	Taro Pharmaceutical Industries Ltd. - ADR (a)	37,702
		1,692,821
	Professional Services - 1.44%
4,212	Alight, Inc. - Class A (a)(b)	38,919
965	ASGN, Inc. (a)	72,983
1,010	CBIZ, Inc. (a)	53,813
422	CRA International, Inc. (b)	43,044
379	Exponent, Inc.	35,368
751	Forrester Research, Inc. (a)	21,847
1,236	Franklin Covey Co. (a)	53,988
569	FTI Consulting, Inc. (a)(b)	108,224
981	Heidrick & Struggles International, Inc.	25,967
648	Huron Consulting Group, Inc. (a)	55,022
520	ICF International, Inc.	64,683
3,798	Innodata, Inc. (a)	43,031
705	Insperity, Inc.	83,867
1,821	Kelly Services, Inc. - Class A	32,068
1,318	Kforce, Inc. (b)	82,586
850	Korn Ferry International (b)	42,109
5,393	Legalzoom.com, Inc. (a)(b)	65,147
903	ManpowerGroup, Inc.	71,698
1,451	Red Violet, Inc. (a)	29,847
3,696	Resources Connection, Inc. (b)	58,064
2,408	Robert Half International, Inc. (b)	181,130
610	TriNet Group, Inc. (a)	57,932
3,068	TrueBlue, Inc. (a)	54,334
3,333	Upwork, Inc. (a)(b)	31,130
453	VSE Corp.	24,775
837	Willdan Group, Inc. (a)	16,037
		1,447,613
	Real Estate Management & Development - 0.47%
4,807	Anywhere Real Estate, Inc. (a)	32,111
8,613	Compass, Inc. - Class A (a)	30,146
4,494	Cushman & Wakefield PLC - ADR (a)(b)	36,761
6,875	eXp World Holdings, Inc. (b)	139,425
2,406	Forestar Group, Inc. (a)	54,255
523	Jones Lang LaSalle, Inc. (a)(b)	81,483
2,316	Marcus & Millichap, Inc. (b)	72,977
1,248	RE/MAX Holdings, Inc. - Class A	24,037
		471,195
	Road & Rail - 0.86%
1,081	ArcBest Corp. (b)	106,803
204	Avis Budget Group, Inc. (a)(b)	46,649
1,552	Covenant Transportation Group, Inc.	68,024
5,512	Daseke, Inc. (a)	39,301
2,390	Knight-Swift Transportation Holdings, Inc.	132,788
856	Landstar System, Inc. (b)	164,814
2,085	PAM Transportation Services, Inc. (a)	55,815
1,484	RXO, Inc. (a)	33,642
1,183	Ryder System, Inc.	100,307
255	Saia, Inc. (a)(b)	87,315
485	Werner Enterprises, Inc. (b)	21,427
		856,885
	Semiconductors & Semiconductor Equipment - 2.51%
514	Advanced Energy Industries, Inc.	57,285
2,084	Allegro MicroSystems, Inc. (a)(b)	94,072
464	Alpha & Omega Semiconductor, Ltd. - ADR (a)	15,219
481	Ambarella, Inc. - ADR (a)	40,245
4,307	Amkor Technology, Inc. (b)	128,133
1,199	Axcelis Technologies, Inc. (a)	219,813
561	CEVA, Inc. (a)	14,333
1,474	Cirrus Logic, Inc. (a)	119,409
1,566	Cohu, Inc. (a)(b)	65,083
1,130	Credo Technology Group Holding Ltd. - ADR (a)	19,594
1,179	Diodes, Inc. (a)	109,046
823	Entegris, Inc. (b)	91,205
1,653	FormFactor, Inc. (a)	56,566
728	Impinj, Inc. (a)(b)	65,265
1,577	inTEST Corp. (a)	41,412
1,897	Kulicke & Soffa Industries, Inc. (b)	112,777
2,076	Lattice Semiconductor Corp. (a)(b)	199,441
612	MACOM Technology Solutions Holdings, Inc. (a)(b)	40,104
1,894	MaxLinear, Inc. - Class A (a)(b)	59,775
830	MKS Instruments, Inc. (b)	89,723
310	NVE Corp. (b)	30,206
1,115	Onto Innovation, Inc. (a)	129,864
904	PDF Solutions, Inc. (a)	40,770
4,972	Photronics, Inc. (a)	128,228
1,112	Power Integrations, Inc. (b)	105,273
726	Qorvo, Inc. (a)	74,074
2,869	Rambus, Inc. (a)	184,104
194	Silicon Laboratories, Inc. (a)(b)	30,602
2,529	SMART Global Holdings, Inc. - ADR (a)	73,366
1,006	Ultra Clean Holdings, Inc. (a)(b)	38,691
1,626	Veeco Instruments, Inc. (a)	41,756
		2,515,434
	Software - 5.56%
16,427	2U, Inc. (a)	66,201
24,019	8x8, Inc. (a)	101,600
7,306	A10 Networks, Inc.	106,595
2,670	ACI Worldwide, Inc. (a)(b)	61,864
6,699	Adeia, Inc.	73,756
1,402	Agilysys, Inc. (a)	96,233
959	Alarm.com Holdings, Inc. (a)	49,561
1,157	Altair Engineering, Inc. - Class A (a)	87,747
824	Alteryx, Inc. - Class A (a)(b)	37,410
2,127	American Software, Inc. - Class A	22,355
601	Appfolio, Inc. - Class A (a)	103,456
877	Appian Corp. (a)	41,745
5,272	AppLovin Corp. - Class A (a)(b)	135,649
1,874	Asana, Inc. - Class A (a)	41,303
298	Aspen Technology, Inc. (a)(b)	49,948
1,396	Bentley Systems, Inc. - Class B (b)	75,705
420	Bill.com Holdings, Inc. (a)	49,077
909	Blackbaud, Inc. (a)	64,703
3,874	Box, Inc. - Class A (a)(b)	113,818
737	Cerence, Inc. (a)	21,543
859	Ceridian HCM Holding, Inc. (a)(b)	57,527
1,629	CommVault Systems, Inc. (a)	118,298
1,776	Confluent, Inc. (a)(b)	62,711
1,860	Consensus Cloud Solutions, Inc. (a)	57,660
778	CoreCard Corp. (a)	19,730
2,156	Couchbase, Inc. (a)(b)	34,108
7,541	Digital Turbine, Inc. (a)(b)	69,980
2,878	Domo, Inc. - Class B (a)	42,191
1,295	DoubleVerify Holdings, Inc. (a)	50,401
6,270	Dropbox, Inc. - Class A (a)	167,221
2,638	Dynatrace, Inc. (a)	135,778
4,267	Ebix, Inc. (b)	107,528
9,579	eGain Corp. (a)	71,747
890	Elastic NV - ADR (a)	57,067
824	Envestnet, Inc. (a)	48,904
896	ePlus, Inc. (a)	50,445
2,057	EverCommerce, Inc. (a)	24,355
723	Five9, Inc. (a)	59,611
4,079	Gen Digital, Inc.	75,665
352	Globant SA - ADR (a)(b)	63,261
279	Guidewire Software, Inc. (a)	21,226
1,787	Informatica, Inc. - Class A (a)	33,059
1,025	Jack Henry & Associates, Inc. (b)	171,513
1,558	Liquidity Services, Inc. (a)	25,707
3,807	LivePerson, Inc. (a)	17,208
1,209	Manhattan Associates, Inc. (a)	241,655
63	MicroStrategy, Inc. - Class A (a)	21,572
4,010	Mitek Systems, Inc. (a)	43,468
1,181	Model N, Inc. (a)	41,760
2,046	N-able, Inc. (a)	29,483
1,102	New Relic, Inc. (a)	72,115
3,423	Nutanix, Inc. - Class A (a)(b)	96,015
2,018	OneSpan, Inc. (a)	29,947
1,038	PagerDuty, Inc. (a)(b)	23,334
223	Paylocity Holding Corp. (a)	41,150
1,362	Pegasystems, Inc. (b)	67,147
1,065	Procore Technologies, Inc. (a)	69,300
1,970	Progress Software Corp.	114,457
695	PROS Holdings, Inc. (a)	21,406
1,397	PTC, Inc. (a)	198,793
683	Qualys, Inc. (a)(b)	88,223
1,025	Rapid7, Inc. (a)	46,412
18,493	Rimini Street Inc. (a)	88,581
3,116	RingCentral, Inc. - Class A (a)	101,987
1,799	Riot Platforms, Inc. (a)	21,264
1,100	Sapiens International Corp NV - ADR	29,260
4,580	SEMrush Holdings, Inc. (a)	43,831
701	SentinelOne, Inc. (a)(b)	10,585
881	SoundThinking, Inc. (a)	19,259
2,281	Smartsheet, Inc. - Class A (a)	87,271
2,145	Sprinklr, Inc. (a)	29,665
1,168	Sprout Social, Inc. - Class A (a)(b)	53,915
762	SPS Commerce, Inc. (a)(b)	146,350
1,579	Tenable Holdings, Inc. (a)(b)	68,765
2,007	UiPath, Inc. - Class A (a)	33,256
2,078	Varonis Systems, Inc. (a)	55,379
2,216	Verint Systems, Inc. (a)(b)	77,693
2,971	Veritone, Inc. (a)	11,646
1,122	Workiva, Inc. (a)	114,063
2,304	Xperi, Inc. (a)	30,298
8,583	Yext, Inc. (a)	97,074
8,822	Zeta Global Holdings Corp. - Class A (a)	75,340
743	Ziff Davis, Inc. (a)(b)	52,055
3,228	Zuora, Inc. - Class A (a)	35,411
		5,572,355
	Specialty Retail - 4.63%
3,108	Abercrombie & Fitch Co. - Class A (a)	117,109
2,730	Academy Sports & Outdoors, Inc. (b)	147,557
576	Advance Auto Parts, Inc.	40,493
3,995	American Eagle Outfitters, Inc. (b)	47,141
378	America’s Car-Mart, Inc. (a)	37,717
570	Asbury Automotive Group, Inc. (a)	137,039
1,252	AutoNation, Inc. (a)(b)	206,092
3,917	Bath & Body Works, Inc. (b)	146,888
3,864	Big 5 Sporting Goods Corp. (b)	35,394
909	Boot Barn Holdings, Inc. (a)(b)	76,983
2,827	Build-A-Bear Workshop, Inc.	60,554
4,189	Caleres, Inc. (b)	100,243
1,919	Camping World Holdings, Inc. - Class A (b)	57,762
12,365	Chico’s FAS, Inc. (a)(b)	66,153
4,179	Designer Brands, Inc. - Class A	42,208
9,912	Destination XL Group, Inc. (a)	48,569
1,401	Dick’s Sporting Goods, Inc. (b)	185,198
6,307	EVgo, Inc. (a)(b)	25,228
663	Five Below, Inc. (a)(b)	130,306
1,440	Floor & Decor Holdings, Inc. - Class A (a)(b)	149,702
1,866	Foot Locker, Inc. (b)	50,587
4,972	GameStop Corp. - Class A (a)(b)	120,571
1,394	Genesco, Inc. (a)(b)	34,906
591	Group 1 Automotive, Inc. (b)	152,537
1,392	Guess?, Inc. (b)	27,074
2,397	Haverty Furniture Cos., Inc.	72,437
1,720	Hibbett Sports, Inc.	62,419
4,327	Leslie’s, Inc. (a)(b)	40,631
500	Lithia Motors, Inc. - Class A (b)	152,055
1,827	MarineMax, Inc. (a)	62,410
396	Monro, Inc. (b)	16,089
585	Murphy USA, Inc.	181,999
2,083	National Vision Holdings, Inc. (a)(b)	50,596
2,017	ODP Corp. (a)	94,436
842	Penske Automotive Group, Inc. (b)	140,302
2,191	Petco Health & Wellness Co., Inc. (a)	19,500
2,702	Rent-A-Center, Inc.	84,113
2,758	Revolve Group, Inc. (a)	45,231
1,206	REX American Resources Corp. (a)	41,981
315	RH (a)(b)	103,821
5,338	Sally Beauty Holdings, Inc. (a)(b)	65,924
2,422	Shoe Carnival, Inc. (b)	56,869
2,149	Signet Jewelers, Ltd. - ADR (b)	140,244
2,011	Sleep Number Corp. (a)	54,860
1,367	Sonic Automotive, Inc. - Class A	65,165
6,041	Sportsman’s Warehouse Holdings, Inc. (a)	34,434
9,554	Stitch Fix, Inc. - Class A (a)	36,783
4,468	The Aaron’s Co., Inc.	63,178
1,628	The Buckle, Inc. (b)	56,329
4,077	The Cato Corp. - Class A	32,738
1,432	The Children’s Place, Inc. (a)	33,237
5,188	The Gap, Inc. (b)	46,329
5,677	Tile Shop Holdings, Inc. (a)	31,451
4,339	Tilly’s, Inc. - Class A (a)	30,416
6,106	Torrid Holdings, Inc. (a)	17,158
2,024	Urban Outfitters, Inc. (a)	67,055
1,992	Victoria’s Secret & Co. (a)(b)	34,721
2,256	Warby Parker, Inc. - Class A (a)	26,373
1,516	Williams Sonoma, Inc. (b)	189,712
330	Winmark Corp.	109,715
2,120	Zumiez, Inc. (a)	35,319
		4,640,041
	Technology Hardware, Storage & Peripherals - 1.01%
4,908	Avid Technology, Inc. (a)	125,154
1,343	Corsair Gaming, Inc. (a)	23,825
1,266	CPI Card Group, Inc. (a)	29,434
3,469	NCR Corp. (a)	87,419
5,014	Pure Storage, Inc. - Class A (a)	184,615
915	Super Micro Computer, Inc. (a)	228,064
1,256	Synaptics, Inc. (a)	107,237
3,443	Teradata Corp. (a)	183,891
2,946	Xerox Holdings Corp. (b)	43,866
		1,013,505
	Textiles, Apparel & Luxury Goods - 2.11%
3,391	Capri Holdings, Ltd. - ADR (a)(b)	121,703
737	Carter’s, Inc. (b)	53,506
846	Columbia Sportswear Co. (b)	65,345
2,014	Crocs, Inc. (a)	226,454
585	Deckers Outdoor Corp. (a)	308,681
15,337	Fossil Group, Inc. (a)	39,416
2,482	G-III Apparel Group, Ltd. (a)	47,828
5,673	Hanesbrands, Inc. (b)	25,755
2,060	Kontoor Brands, Inc. (b)	86,726
2,555	Movado Group, Inc.	68,551
970	Oxford Industries, Inc. (b)	95,467
1,411	PVH Corp.	119,893
996	Ralph Lauren Corp. - Class A (b)	122,807
830	Rocky Brands, Inc.	17,430
2,379	Skechers U.S.A., Inc. - Class A (a)	125,278
1,971	Steven Madden, Ltd. (b)	64,432
5,543	Tapestry, Inc. (b)	237,240
6,655	Under Armour, Inc. - Class A (a)	48,049
7,580	Under Armour, Inc. - Class C (a)(b)	50,862
213	UniFirst Corp.	33,017
6,063	Vera Bradley, Inc. (a)	38,743
3,152	VF Corp.	60,172
736	Weyco Group, Inc.	19,644
2,333	Wolverine World Wide, Inc.	34,272
		2,111,271
	Thrifts & Mortgage Finance - 1.20%
898	Axos Financial, Inc. (a)	35,417
832	BANK7 Corp.	20,409
1,240	Berkshire Hills Bancorp, Inc. (b)	25,705
1,990	Bridgewater Bancshares, Inc. (a)	19,602
2,098	Essent Group, Ltd. - ADR	98,186
586	Federal Agricultural Mortgage Corp. - Class C (b)	84,232
1,039	Flushing Financial Corp.	12,769
850	Home Bancorp, Inc.	28,229
2,008	Merchants Bancorp (b)	51,365
648	Meta Financial Group, Inc.	30,041
7,781	MGIC Investment Corp.	122,862
2,580	Mr Cooper Group, Inc. (a)(b)	130,651
9,716	New York Community Bancorp, Inc. (b)	109,208
2,749	NMI Holdings, Inc. - Class A (a)	70,979
1,703	Northwest Bancshares, Inc.	18,052
1,127	PennyMac Financial Services, Inc. (b)	79,239
1,422	Provident Financial Services, Inc. (b)	23,236
4,194	Radian Group, Inc. (b)	106,024
411	Southern Missouri Bancorp, Inc.	15,803
636	Walker & Dunlop, Inc.	50,301
1,191	Washington Federal, Inc. (b)	31,585
1,034	Waterstone Financial, Inc.	14,983
685	WSFS Financial Corp.	25,838
		1,204,716
	Tobacco - 0.09%
990	Turning Point Brands, Inc.	23,770
415	Universal Corp.	20,725
3,407	Vector Group, Ltd.	43,644
		88,139
	Trading Companies & Distributors - 2.83%
721	Air Lease Corp.	30,174
2,166	Alta Equipment Group, Inc.	37,537
996	Applied Industrial Technologies, Inc.	144,251
1,572	Beacon Roofing Supply, Inc. (a)(b)	130,444
1,602	BlueLinx Holdings, Inc. (a)	150,236
2,258	Core & Main, Inc. (a)	70,766
2,406	DXP Enterprises, Inc. (a)	87,602
236	GATX Corp.	30,383
2,319	Global Industrial Co.	64,399
2,452	GMS, Inc. (a)(b)	169,678
1,102	H&E Equipment Services, Inc.	50,416
336	Herc Holdings, Inc. (b)	45,982
9,305	Hudson Technologies, Inc. (a)	89,514
611	Kaman Corp.	14,866
3,893	Karat Packaging, Inc.	71,047
4,114	MRC Global, Inc. (a)	41,428
1,485	MSC Industrial Direct Co., Inc. - Class A	141,491
6,286	NOW, Inc. (a)	65,123
1,440	Rush Enterprises, Inc. - Class A (b)	87,466
1,041	Rush Enterprises, Inc. - Class B	70,850
1,014	SiteOne Landscape Supply, Inc. (a)(b)	169,703
1,587	Textainer Group Holdings, Ltd. - ADR	62,496
2,662	Titan Machinery, Inc. (a)	78,529
650	Transcat, Inc. (a)	55,451
954	Triton International, Ltd. - ADR	79,430
4,754	Univar Solutions, Inc. (a)	170,383
1,796	Veritiv Corp. (b)	225,596
519	Watsco, Inc. - Class A (b)	197,983
988	WESCO International, Inc. (b)	176,911
1,336	Xometry, Inc. - Class A (a)	28,296
		2,838,431
	Water Utilities - 0.10%
244	American States Water Co.	21,228
470	Artesian Resources Corp. - Class A	22,193
531	California Water Service Group (b)	27,416
688	Essential Utilities, Inc.	27,458
		98,295
	Total Common Stocks (Cost $66,172,145)	92,330,905

	INVESTMENT COMPANIES - 3.30%
	International Equity Funds - 3.30%
22,225	Vanguard Extended Market ETF (b)	3,307,747
	Total Investment Companies (Cost $2,745,733)	3,307,747

	REAL ESTATE INVESTMENT TRUSTS - 4.01%
	Real Estate Investment Trusts - 4.01%
2,287	Acadia Realty Trust	32,910
483	Agree Realty Corp. (b)	31,583
677	American Assets Trust, Inc.	12,998
1,957	American Homes 4 Rent - Class A	69,376
1,519	Americold Realty Trust, Inc.	49,064
5,448	Annaly Capital Management, Inc. (b)	109,015
6,603	Apartment Investment and Management Co. - Class A	56,258
3,391	Apollo Commercial Real Estate Finance, Inc. (b)	38,386
4,839	Apple Hospitality REIT, Inc. (b)	73,117
4,100	Arbor Realty Trust, Inc. (b)	60,762
1,690	Armada Hoffler Properties, Inc.	19,739
1,865	Blackstone Mortgage Trust, Inc.	38,811
562	Boston Properties, Inc.	32,366
11,688	Braemar Hotels & Resorts, Inc.	46,986
3,238	Brandywine Realty Trust	15,057
4,302	Brixmor Property Group, Inc.	94,644
1,826	Broadstone Net Lease, Inc.	28,193
650	Camden Property Trust	70,765
1,596	CBL & Associates Properties, Inc.	35,176
4,458	Chatham Lodging Trust	41,727
3,267	City Office REIT, Inc.	18,197
4,177	CoreCivic, Inc. (a)	39,306
1,579	Corporate Office Properties Trust (b)	37,501
2,150	Cousins Properties, Inc. (b)	49,020
948	CubeSmart (b)	42,338
4,239	DiamondRock Hospitality Co. (b)	33,954
1,770	Douglas Emmett, Inc. (b)	22,249
1,084	Easterly Government Properties, Inc.	15,718
115	EastGroup Properties, Inc. (b)	19,964
5,645	Empire State Realty Trust, Inc. - Class A (b)	42,281
1,398	EPR Properties	65,426
567	Equity LifeStyle Properties, Inc. (b)	37,927
1,203	Essential Properties Realty Trust, Inc. (b)	28,319
260	Federal Realty Investment Trust (b)	25,160
597	First Industrial Realty Trust, Inc.	31,426
1,492	Gaming and Leisure Properties, Inc.	72,302
539	Getty Realty Corp. (b)	18,229
1,216	Gladstone Commercial Corp.	15,042
1,307	Global Medical REIT, Inc.	11,933
2,975	Global Net Lease, Inc. (b)	30,583
4,780	Hersha Hospitality Trust	29,110
1,400	Highwoods Properties, Inc.	33,474
8,419	Host Hotels & Resorts, Inc. (b)	141,692
3,005	Hudson Pacific Properties, Inc.	12,681
1,665	Independence Realty Trust, Inc. (b)	30,336
1,544	JBG SMITH Properties	23,222
1,696	Kilroy Realty Corp. (b)	51,033
6,694	Kimco Realty Corp.	132,006
3,552	Kite Realty Group Trust (b)	79,352
1,079	KKR Real Estate Finance Trust, Inc.	13,131
519	Lamar Advertising Co. - Class A	51,511
428	Life Storage, Inc.	56,907
1,583	LXP Industrial Trust (b)	15,434
5,334	Macerich Co. (b)	60,114
5,837	Medical Properties Trust, Inc. (b)	54,051
1,218	National Retail Properties, Inc.	52,118
415	National Storage Affiliates Trust	14,454
5,976	Necessity Retail, Inc. - Class A	40,398
8,954	New Residential Investment Corp.	83,720
394	NexPoint Residential Trust, Inc.	17,919
2,535	Office Properties Income Trust	19,520
1,106	Omega Healthcare Investors, Inc. (b)	33,943
3,416	Orion Office REIT, Inc. (b)	22,580
7,463	Paramount Group, Inc.	33,061
2,989	Park Hotels & Resorts, Inc. (b)	38,319
2,889	Pebblebrook Hotel Trust (b)	40,273
1,052	Phillips Edison & Co, Inc. (b)	35,852
1,431	Physicians Realty Trust (b)	20,020
3,538	Piedmont Office Realty Trust, Inc. - Class A	25,721
1,082	Plymouth Industrial REIT, Inc. (b)	24,908
1,113	Postal Realty Trust, Inc.	16,372
846	PotlatchDeltic Corp. (b)	44,711
2,811	Ready Capital Corp. (b)	31,708
1,262	Regency Centers Corp.	77,954
1,973	Retail Opportunity Investments Corp.	26,655
361	Rexford Industrial Realty, Inc. (b)	18,851
2,198	RLJ Lodging Trust (b)	22,573
3,658	RPT Realty	38,226
471	Ryman Hospitality Properties, Inc.	43,765
2,930	Sabra Health Care REIT, Inc. (b)	34,486
8,877	Service Properties Trust (b)	77,141
3,318	SITE Centers Corp.	43,864
892	SL Green Realty Corp. (b)	26,804
1,424	Spirit Realty Capital, Inc. (b)	56,077
836	STAG Industrial, Inc. (b)	29,996
3,266	Starwood Property Trust, Inc. (b)	63,360
5,458	Summit Hotel Properties, Inc. (b)	35,532
3,469	Sunstone Hotel Investors, Inc. (b)	35,106
3,216	Tanger Factory Outlet Centers, Inc. (b)	70,977
334	Terreno Realty Corp.	20,073
10,316	The Geo Group, Inc. (a)(b)	73,863
3,497	Uniti Group, Inc.	16,156
1,406	Urban Edge Properties (b)	21,695
1,582	Urstadt Biddle Properties, Inc. - Class A	33,633
2,160	Veris Residential, Inc. (a)	34,668
2,380	Vornado Realty Trust (b)	43,173
4,727	Whitestone	45,852
3,015	Xenia Hotels & Resorts, Inc. (b)	37,115
	Total Real Estate Investment Trusts (Cost $4,705,642)	4,021,054

	SHORT-TERM INVESTMENTS - 0.52%
	Money Market Funds - 0.52%
	JPMorgan US Government Money Market Fund
526,076	Effective Yield, 5.03% (d)	526,076
	Total Money Market Funds (Cost $526,076)	526,076

Number of Units	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 32.99%
	Mount Vernon Liquid Assets Portfolio, LLC
33,081,489	Effective Yield, 5.22% (d)	33,081,489
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $33,081,489)	33,081,489

	Total Investments (Cost $107,231,085) - 132.90%	133,267,271
	Liabilities in Excess of Other Assets - (32.90)%	(32,990,712)
	TOTAL NET ASSETS - 100.00%	$100,276,559

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d)	Seven-day yield as of June 30, 2023.
(e)	As of June 30, 2023, the Valuation Committee has fair valued these securities. The value of these securites were $6,710, which represents 0.01% of total net assets.
(f)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $28,875, which represents 0.03% of the total assets.

Glossary of Terms
ADR	American Depositary Receipt